UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2004

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 7, 2005

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$702,470

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      384  8226.00 SH       SOLE                  8226.00
AFLAC INC COM                  com              001055102      257  6448.00 SH       SOLE                  6448.00
AMER INTL GROUP INC            com              026874107    32363 492805.09SH       SOLE                492805.09
AMGEN INC                      com              031162100    12354 192582.00SH       SOLE                192582.00
APOLLO GROUP INC CL A          com              037604105    24922 308781.00SH       SOLE                308781.00
AUTOMATIC DATA PROC            com              053015103    29772 671286.07SH       SOLE                671286.07
BERKSHIRE HATHAWAY CL B        com              846702074      323   110.00 SH       SOLE                   110.00
BIOMET INC                     com              090613100    21252 489797.00SH       SOLE                489797.00
C H ROBINSON WORLDWIDE         com              12541w100    15430 277920.00SH       SOLE                277920.00
CARDINAL HEALTH INC            com              14149y108    12477 214574.00SH       SOLE                214574.00
CHOICEPOINT INC                com              170388102    24472 532115.02SH       SOLE                532115.02
CINTAS CORP                    com              172908105    28620 652537.00SH       SOLE                652537.00
CITIGROUP INC                  com              172967101    23847 494959.57SH       SOLE                494959.57
COCA COLA CO                   com              191216100      332  7974.00 SH       SOLE                  7974.00
COX COMMNCTNS INC NEW A        com              224044107     3902 112210.00SH       SOLE                112210.00
EXPEDITORS INTL WASH INC       com              302130109    17433 311980.00SH       SOLE                311980.00
EXXON MOBIL CORP               com              30231g102     1093 21330.00 SH       SOLE                 21330.00
FIRST DATA CORPORATION         com              319963104    21867 514030.19SH       SOLE                514030.19
FISERV INC                     com              337738108    31905 793854.00SH       SOLE                793854.00
GENERAL ELECTRIC               com              369604103    27402 750741.90SH       SOLE                750741.90
HARLEY DAVIDSON INC            com              412822108    27610 454491.79SH       SOLE                454491.79
HOP-ON.COM INC.                com              439338104        0 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      243  2468.00 SH       SOLE                  2468.00
ILLINOIS TOOL WORKS INC        com              452308109    27652 298362.00SH       SOLE                298362.00
INTEL CORP                     com              458140100      321 13744.00 SH       SOLE                 13744.00
JOHNSON AND JOHNSON  COM       com              478160104    24960 393566.11SH       SOLE                393566.11
KOHLS CORP                     com              500255104      543 11050.00 SH       SOLE                 11050.00
MARSHALL & ILSLEY CORP         com              571834100      679 15362.00 SH       SOLE                 15362.00
MCLEODUSA INC CL A NEW         com              582266102       14 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102        0 335203.00SH       SOLE                335203.00
MEDTRONIC INC                  com              585055106    42197 849556.00SH       SOLE                849556.00
MICROSOFT CORP                 com              594918104    20730 775821.23SH       SOLE                775821.23
NORTHERN TRUST CORP            com              665859104    24869 511919.00SH       SOLE                511919.00
OMNICOM GROUP COM              com              681919106    23449 278099.00SH       SOLE                278099.00
PATTERSON COS INC              com              703395103    32186 741791.00SH       SOLE                741791.00
PAYCHEX INC                    com              704326107    29347 861112.00SH       SOLE                861112.00
PFIZER INC                     com              717081103    30871 1148040.71SH      SOLE               1148040.71
PROCTER & GAMBLE CO            com              742718109      271  4916.00 SH       SOLE                  4916.00
SARA LEE CORP                  com              803111103      220  9100.00 SH       SOLE                  9100.00
STERICYCLE INC.                com              858912108     9543 207675.00SH       SOLE                207675.00
SYSCO CORPORATION              com              871829107    35012 917260.00SH       SOLE                917260.00
TARGET CORP                    com              87612e106    15243 293521.00SH       SOLE                293521.00
TORCHMARK CORP                 com              891027104      205  3580.00 SH       SOLE                  3580.00
WALGREEN CO                    com              931422109    25684 669384.07SH       SOLE                669384.07
WYETH COM                      com              983024100      213  5000.00 SH       SOLE                  5000.00

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